Share-based compensation - Additional Information (Detail) - USD ($)	1 Months Ended					12 Months Ended
	Dec. 31, 2018	Jan. 31, 2018	Aug. 31, 2017	Jul. 31, 2017	May 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares of common stock reserved for issuance under the plan							5,000,000		3,000,000
Remaining shares left for issuance under this plan	2,187,420					2,187,420	2,952,896
Share-based compensation expenses						$ 2,989,000	$ 10,400,000	$ 6,228,000
Total unrecognized compensation costs relating to unvested share-based compensation awards	$ 1,474,000					$ 1,474,000	$ 4,178,000
Expected to be recognized over a weighted average period						24 months	24 months
Transaction Fees [Member] | Vessels [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Transaction fees capitalized to vessels						$ 2,326,000	$ 2,262,000	6,317,000
Arrangement Fees [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Arrangement fees capitalized to deferred financing fees							1,872,000	$ 7,598,000
Restricted shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						1 year
Total fair value of shares vested						$ 1,018,000	$ 880,000
Granted, stock units						664,326	107,270	56,861
Weighted average grant date fair value						$ 7.68	$ 8.97	$ 15.48
Phantom share units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						3 years
Outstanding phantom share units vested and available for exchange	537,002					537,002	587,001
Granted, stock units						30,000	90,000	60,000
Weighted average grant date fair value						$ 6.86	$ 6.85	$ 18.84
Restricted stock units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						3 years
Granted, stock units						109,248	88,293	528,232
Retention requirement description						The restricted stock units generally vest over three years, in equal one-third amounts on each anniversary date of the date of the grant.
Expiration date						Jun. 30, 2018
Weighted average grant date fair value						$ 9.73	$ 5.93	$ 16.57
Stock options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted, stock units						500,000	0	0
Weighted average grant date fair value						$ 7.20	$ 0	$ 0
Chief Executive Officer [Member] | Restricted shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	5 years
Granted, stock units	500,000
Chief Executive Officer [Member] | Restricted stock units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted, stock units					479,714
Chief Executive Officer [Member] | Stock options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		5 years
Stock options, vesting description		The stock options vest equally on each of the first five anniversaries of the CEO’s start date in January 2018 and expire on January 8, 2028. As at December 31, 2018, no stock options have been vested.
Stock options, vesting start date		Jan. 31, 2018
Expiration date		Jan. 08, 2028
Chief Executive Officer [Member] | Performance Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted, stock units					786,147
Weighted average grant date fair value					$ 10.23
Director And Officer | Restricted stock units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted, stock units						12,441
Weighted average grant date fair value						$ 7.28
Class A Common Shares [Member] | Transaction Fees [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Transaction fees settled in Class A common shares							$ 2,231,000	$ 3,159,000
Class A Common Shares [Member] | Arrangement Fees [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Transaction fees settled in Class A common shares							1,872,000	$ 3,799,000
Class A Common Shares [Member] | Chairman [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses							6,920,000,000
Common shares granted				1,000,000
Purchase of common shares by chairman			1,000,000
Common shares purchased, price per share			$ 6.00
Class A Common Shares [Member] | Chief Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, shares Issued to CEO					200,000
Class A Common Shares [Member] | Chief Executive Officer [Member] | Stock options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issuable upon exercise of options		500,000
Stock options, exercise price		$ 7.20
Class A Common Shares [Member] | Director [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Termination fee paid							$ 6,250,000
Termination fee paid, shares							945,537